Note 3 - Summary of Significant Accounting Policies: (a) Principles of Consolidation (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(a) Principles of Consolidation

(a)  Principles of Consolidation

The consolidated financial statements include the accounts of WRAP and its wholly owned subsidiary Prosperity from the date of its acquisition on January 5, 2015. All intercompany balances and transactions have been eliminated in consolidation.